Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
4.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2021	December 31, 2020
Accounts payable	$1,157,807	$991,565
Accrued expenses	1,016,630	905,629
Others	45,440	33,794
	$2,219,877	$1,930,988

Accounts payable includes $744,191 (December 31, 2020 - $744,191) payable to outside contractor in relation to facility construction. Accrued expenses include bonus payable of $491,255 (December 31, 2020 - $487,983) and Directors fees payable of $149,932 (December 31, 2020 - $128,448). Accounts payable and accrued liabilities include a total unpaid IPO cost of $345,368 (December 31, 2020 - $297,437).

7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2020	December 31, 2019
Accounts payable	$991,565	$923,808
Accrued expenses	905,629	417,302
Others	33,794	34,474
	$1,930,988	$1,375,584

Accounts payable includes $744,191 (December 31, 2019 - $744,191) payable to outside contractor in relation to facility construction. Accrued expenses include bonus payable of $487,983 (December 31, 2019 - $135,163) and Directors fees payable of $128,448 (December 31, 2019 - $51,330). Accounts payable and accrued liabilities include a total unpaid IPO cost of $297,437 (December 31, 2019 - $Nil).